Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Consolidated VIEs and Their Subsidiaries (Details) - Consolidated VIEs [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated VIEs and Their Subsidiaries [Line Items]
Total current assets	$ 13,362,125	$ 10,571,775
Total non-current assets	7,356,012	9,641,441
Total Assets	20,718,137	20,213,216
Total Liabilities	6,701,376	7,073,660
Revenues	2,891,683	4,335,591	$ 6,228,595
Net (loss) income	(91,812)	1,098,947	1,684,991
Net cash provided by operating activities	277,772	834,596	4,016,852
Net cash used in investing activities	(568,432)	(675,964)	(7,349,231)
Net cash provided by financing activities			$ 2,749,498